Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.93%
Australia: 1.51%
Qantas Airways Ltd. (Industrials, Passenger airlines)†	266,850	$888,739
Brazil: 3.82%
3R Petroleum Oleo E Gas SA (Energy, Oil, gas & consumable fuels)†	177,100	1,112,655
CPFL Energia SA (Utilities, Electric utilities)	169,000	1,130,018
		2,242,673
Canada: 7.13%
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	31,900	894,116
Quebecor, Inc. Class B (Communication services, Diversified telecommunication services)	71,752	1,537,788
SNC-Lavalin Group, Inc. (Industrials, Construction & engineering)	52,600	1,754,689
		4,186,593
China: 6.78%
China Resources Land Ltd. (Real estate, Real estate management & development)	190,000	756,996
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	197,200	719,372
LONGi Green Energy Technology Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	152,218	571,086
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	199,598	1,522,623
Oppein Home Group, Inc. Class A (Consumer discretionary, Household durables)	31,440	414,372
		3,984,449
Denmark: 2.86%
Danske Bank AS (Financials, Banks)	72,072	1,679,087
France: 13.01%
Cie de Saint-Gobain SA (Industrials, Building products)	4,035	242,650
Orange SA (Communication services, Diversified telecommunication services)	150,206	1,724,625
Sanofi (Health care, Pharmaceuticals)	18,015	1,932,825
Sodexo SA (Consumer discretionary, Hotels, restaurants & leisure)	12,581	1,297,139
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	25,835	1,701,939
Worldline SA (Financials, Financial services)144A†	26,514	747,051
		7,646,229
Germany: 5.68%
Fresenius SE & Co. KGaA (Health care, Health care providers & services)	48,876	1,522,321
Rheinmetall AG (Industrials, Aerospace & defense)	6,075	1,566,519
Siemens AG (Industrials, Industrial conglomerates)	1,715	245,977
		3,334,817
Ireland: 2.66%
Greencore Group PLC (Consumer staples, Food products)†	62,186	57,588
ICON PLC (Health care, Life sciences tools & services)†	6,101	1,502,371
		1,559,959
Israel: 2.88%
Check Point Software Technologies Ltd. (Information technology, Software)†	12,697	1,692,256
See accompanying notes to portfolio of investments
Allspring VT International Equity Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Italy: 3.71%
Prysmian SpA (Industrials, Electrical equipment)	34,660	$1,397,980
UniCredit SpA (Financials, Banks)	32,637	784,309
		2,182,289
Japan: 16.20%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	35,900	1,342,887
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	14,200	294,281
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	24,600	1,425,233
Hitachi Ltd. (Industrials, Industrial conglomerates)	22,100	1,371,637
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	171,600	1,456,602
ORIX Corp. (Financials, Financial services)	73,500	1,373,699
Resonac Holdings Corp. (Materials, Chemicals)	93,500	1,567,301
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	22,100	686,336
		9,517,976
Luxembourg: 2.47%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	423,200	1,453,729
Mexico: 2.22%
America Movil SAB de CV Series B (Communication services, Wireless telecommunication services)	1,512,100	1,305,816
Netherlands: 5.87%
ING Groep NV (Financials, Banks)	134,742	1,787,823
NN Group NV (Financials, Insurance)	51,694	1,663,652
		3,451,475
South Korea: 4.51%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	1,377	1,735,020
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	23,674	912,018
		2,647,038
Switzerland: 0.05%
Siemens Energy AG (Industrials, Electrical equipment)†	2,465	32,264
Thailand: 3.90%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure)	963,600	826,982
SCB X PCL (Financials, Banks)	519,300	1,461,813
		2,288,795
United Kingdom: 9.93%
ConvaTec Group PLC (Health care, Health care equipment & supplies)144A	389,047	1,033,845
Informa PLC (Communication services, Media)	201,523	1,845,070
Nomad Foods Ltd. (Consumer staples, Food products)†	59,720	908,938
Shell PLC (Energy, Oil, gas & consumable fuels)	64,426	2,048,477
		5,836,330
See accompanying notes to portfolio of investments
2 | Allspring VT International Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
United States: 3.74%
Axalta Coating Systems Ltd. (Materials, Chemicals)†	26,336	$708,438
Baker Hughes Co. (Energy, Energy equipment & services)	28,417	1,003,689
Gentex Corp. (Consumer discretionary, Automobile components)	14,997	488,002
		2,200,129
Total common stocks (Cost $57,701,005)		58,130,643

		Yield
Short-term investments: 2.70%
Investment companies: 2.70%
Allspring Government Money Market Fund Select Class♠∞		5.27%	1,584,711	1,584,711
Total short-term investments (Cost $1,584,711)				1,584,711
Total investments in securities (Cost $59,285,716)	101.63%			59,715,354
Other assets and liabilities, net	(1.63)			(959,620)
Total net assets	100.00%			$58,755,734

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,439,313	$19,120,469	$(18,975,071)	$0	$0	$1,584,711	1,584,711	$50,627
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,372,447	1,891,300	(3,263,629)	(118)	0	0	0	1,777 [1]
				$(118)	$0	$1,584,711		$52,404

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring VT International Equity Fund  | 3

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
4 | Allspring VT International Equity Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$888,739	$0	$0	$888,739
Brazil	2,242,673	0	0	2,242,673
Canada	4,186,593	0	0	4,186,593
China	756,996	3,227,453	0	3,984,449
Denmark	1,679,087	0	0	1,679,087
France	7,646,229	0	0	7,646,229
Germany	3,334,817	0	0	3,334,817
Ireland	1,559,959	0	0	1,559,959
Israel	1,692,256	0	0	1,692,256
Italy	2,182,289	0	0	2,182,289
Japan	9,517,976	0	0	9,517,976
Luxembourg	1,453,729	0	0	1,453,729
Mexico	1,305,816	0	0	1,305,816
Netherlands	3,451,475	0	0	3,451,475
South Korea	1,735,020	912,018	0	2,647,038
Switzerland	32,264	0	0	32,264
Thailand	2,288,795	0	0	2,288,795
United Kingdom	5,836,330	0	0	5,836,330
United States	2,200,129	0	0	2,200,129
Short-term investments
Investment companies	1,584,711	0	0	1,584,711
Total assets	$55,575,883	$4,139,471	$0	$59,715,354
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring VT International Equity Fund  | 5